FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of committed maturities for liability payments

	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	775,684	849,879	81,111	81,111	4,081,333
Bonds payable (1)	72,133,209	11,977,274	12,498,126	272,549,586	628,943,928
Lease obligations	5,718,484	5,129,266	2,207,021	7,805,284	197,802
Contractual obligations	8,426,144	83,368,375	13,446,852	9,839,970	9,714,261
Total	87,053,521	101,324,794	28,233,110	290,275,951	642,937,324

(1)	Includes Mark-to-Market liability valuations for bond hedge derivatives